Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity File Number	000-056358
Entity Registrant Name	Ultimate Holdings Group, Inc.
Entity Central Index Key	0001888846
Entity Tax Identification Number	92-3764731
Entity Incorporation, State or Country Code	NV
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false